RELATED PARTY TRANSACTIONS (Details Textuals) (Officers and Directors, USD $)	Jun. 30, 2012	Jun. 30, 2011
Officers and Directors
Related Party Transaction [Line Items]
Due to officers	$ 0	$ 15,700